Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Touchstone Funds Group Trust
Prospectus Date	rr_ProspectusDate	Jan. 28, 2025
Document Created Date	dei_DocumentCreationDate	Feb. 14, 2025